Warrant Liabilities - Schedule of Investment (Details) $ in Thousands	Dec. 31, 2025 USD ($) shares
Schedule of Investment [Line Items]
Units, Initial – when issuing | shares	14,800,000
Fair value, Initial – when issuing | $	$ 5,561
Date/Period, Initial – when issuing	July 23, 2025
Units, Subsequent share price change | shares	32,523,247
Fair value, Subsequent share price change | $	$ (1,673)
Date/Period, Subsequent share price change	July 23, 2025 to August 8, 2025
Units, Exercise of 2025 Warrants in full | shares	(47,323,247)
Fair value, Exercise of 2025 Warrants in full | $	$ (3,888)
Date/Period, Exercise of 2025 Warrants in full	July 23, 2025 to August 8, 2025
Units,Balance at December 31, 2025 | shares
Fair value, Balance at December 31, 2025 | $